Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 3:-	BUSINESS COMBINATIONS

Current year acquisitions

a.	On December 2, 2021, the Company entered into a Share Purchase Agreement (“the Agreement”) to acquire 50.1% of the outstanding share capital of Appush Ltd. (formerly known as Vidstart Ltd.) (“Appush”), a provider of a video advertising platform that offers personalized automated methods and real-time smart optimization, helping its clients achieve high yields in the competitive digital ecosystem, for $ 21,492. Of which, $ 11,042 was paid upon closing. The final closing and execution of the Agreement occurred on January 27, 2022. In addition, the Company paid $1.5 million as an advance payment for future acquisition of the remainder of Appush’s shares. According to the Agreement, the Company is obliged to purchase the remainder of Appush’s shares in stages until it will hold 100% of Appush’s shares on or before December 31, 2026. This obligation was accounted for as a financial liability measured at its fair value as of the acquisition date of $10,450. The fair value of the financial liability at December 31, 2022 was $8,560. On April 2022 and 2023, the Company acquired the remainder of Appush’s shares and it now holds 100% of its shares.

The results of operations were included in the consolidated financial statements of the Company commencing January 27, 2022.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $1,548 of cash acquired	$(2,762)
Intangible assets, net of deferred tax liabilities	7,445
Goodwill	15,261
Total assets acquired	$19,944

The goodwill from the acquisition of Appush is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

b.	On August 23, 2022, the Company acquired The Goodkind Group, LLC (“TGG”) for a total consideration of $ 11,629, subject to net working capital adjustments. Of which, $ 7,993 was paid upon closing. The remainder constitutes a deferred payment payable in 2023 and 2024. TGG provides permanent and temporary staffing needs in various sectors including: Information Technology, Accounting & Finance, Digital Media, Marketing, Human Resource, Financial Services. TGG specializes in customizing solutions and programs to their clients. With On-Site programs and sourcing models the Company solutions includes functions which differs from standard staffing companies. TGG provides assistance in the areas of compensation design and development, employee opinion surveys, employment policies and practices, performance management, regulatory and compliance issues and succession planning,

The results of operations were included in the consolidated financial statements of the Company commencing August 23, 2022.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets, excluding $147 of cash acquired	$3,177
Customer relationships, net of deferred tax liabilities	3,901
Goodwill	4,404
Total assets acquired	$11,482

The goodwill from the acquisition of TGG is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition.

c.	On July 1, 2022, the Company acquired Intrabases SAS (“Intrabases”), a provider of IT professional services based in Nantes, France. The consideration of the transaction is comprised solely from a cash consideration in an amount of $ 3,428.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2022.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets, excluding $447 of cash acquired	$120
Customer relationships, net of deferred tax liabilities	1,054
Goodwill	1,807
Total assets acquired	$2,981

The goodwill from the acquisition of Intrabases is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The estimated fair values of the tangible and intangible assets pertaining to the acquisition of Intrabases are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

d.	During 2022 the Company entered into two separate Asset Purchase Agreements which meet the definition of a business. Therefore, the Company deemed them as business combinations which were accounted for in accordance with IFRS 3. These aforementioned acquisitions are immaterial, both individually and in aggregate. The total consideration paid for these acquisitions was $ 1,753.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisitions:

Net liabilities	(308)
Customer relationships, net of deferred tax liabilities	1,163
Goodwill	898
Total assets acquired	$1,753

The goodwill from these acquisitions is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition.

Previous year acquisitions

a.	On April 1, 2021, the Company acquired EnableIT, LLC (“EnableIT”), a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 6,000 of which $ 4,000 was paid upon closing and the remaining $ 2,000 were paid in two equal installments in April 1, 2022 and 2023. Acquisition related costs were immaterial. The acquisition was accounted for according to the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2021.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $42 of cash acquired	$(34)
Customer relationships, net of deferred tax liability	1,833
Goodwill	4,101
Total assets acquired	$5,900

The goodwill from the acquisition of EnableIT is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition.

b.	On April 1, 2021, the Company acquired Menarva Ltd. (“Menarva”), an Israeli-based services company which specializes in software solutions for non-profit organizations for a total consideration of $5,595. Of which, $3,000 was paid upon closing. The remaining amount constitutes a contingent payment depending on the future operating results achieved by Menarva. The acquisition date fair value of the contingent consideration amounted to $2,595. On March 31, 2022, the Company paid $1,055 to settle a portion of the aforementioned contingent consideration. Acquisition related costs were immaterial. The acquisition was accounted for according to the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2021.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $90 of cash acquired	$(70)
Customer relationships, net of deferred tax liability	2,098
Goodwill	3,477
Total assets acquired	$5,505

The goodwill from the acquisition of Menarva is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

c.	On January 1, 2021, the Company, through one of its Israeli subsidiaries, acquired 60% of the shares of 9540 Y.G. Soft IT Ltd. (“Soft IT”), an Israel-based services company which specializes in outsourcing of software development services for a total consideration of up to $1,134. $ 367 were paid upon closing, $256 were paid on July 4, 2021, and the remaining amount constitutes a contingent payment depending on the future operating results achieved by Soft IT. The fair value of the contingent consideration amounted to $510 at the acquisition date. Acquisition related costs were immaterial. The acquisition was accounted for according to the purchase method. Soft IT’s minority shareholder, as well as the Company, hold a mutual put and call option for the remaining 40% interest. Thus, the noncontrolling interests were classified as redeemable noncontrolling interests.

The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2021.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $402 cash acquired	$(402)
Customer relationships, net of deferred tax liability	886
Redeemable non-controlling interests	(719)
Goodwill	967
Total assets acquired	$732

The goodwill from the acquisition of Soft IT is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.